Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.0%
Boeing Co.(The)
2.70%, 02/01/27	$7,395	$7,333,005
2.80%, 03/01/27(a)	1,829	1,810,615
5.04%, 05/01/27	14,635	14,673,840
6.26%, 05/01/27	7,460	7,543,432
General Dynamics Corp.
2.63%, 11/15/27(a)	3,616	3,539,205
3.50%, 04/01/27	5,209	5,182,202
L3Harris Technologies, Inc., 5.40%, 01/15/27(a)	8,587	8,621,612
Lockheed Martin Corp., 5.10%, 11/15/27(a)	5,083	5,132,634
Northrop Grumman Corp., 3.20%, 02/01/27(a)	5,311	5,282,310
RTX Corp.
3.13%, 05/04/27	8,084	8,006,640
3.50%, 03/15/27	7,988	7,946,002
7.20%, 08/15/27	2,355	2,420,490
		77,491,987
Agriculture — 1.4%
BAT Capital Corp.
3.56%, 08/15/27	16,179	16,022,198
4.70%, 04/02/27	6,499	6,506,434
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	4,259	4,220,894
4.90%, 04/21/27	3,101	3,109,310
Philip Morris International, Inc.
3.13%, 08/17/27(a)	3,534	3,492,988
4.38%, 11/01/27(a)	5,722	5,712,727
4.75%, 02/12/27	5,136	5,146,866
5.13%, 11/17/27	10,823	10,902,185
		55,113,602
Airlines — 0.6%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,454	2,422,438
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	2,070	2,040,131
Southwest Airlines Co.
3.45%, 11/16/27	1,945	1,914,341
5.13%, 06/15/27(a)	12,341	12,376,116
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29	5,273	5,322,776
		24,075,802
Apparel — 0.3%
NIKE, Inc., 2.75%, 03/27/27	7,049	6,978,107
Tapestry, Inc., 4.13%, 07/15/27(a)	2,812	2,799,117
		9,777,224
Auto Manufacturers — 6.3%
American Honda Finance Corp.
2.35%, 01/08/27	3,364	3,335,157
4.45%, 10/22/27	5,278	5,268,469
4.55%, 07/09/27(a)	6,481	6,485,045
4.90%, 03/12/27(a)	5,145	5,157,272
4.90%, 07/09/27(a)	5,174	5,193,527
Ford Motor Credit Co. LLC
3.82%, 11/02/27	5,438	5,355,130
4.13%, 08/17/27	9,021	8,956,077
4.27%, 01/09/27	6,455	6,440,680
4.95%, 05/28/27	10,754	10,758,807
5.80%, 03/05/27	10,809	10,859,076
5.85%, 05/17/27	10,912	10,985,981
7.35%, 11/04/27(a)	10,651	10,929,207
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$5,387	$5,359,125
6.80%, 10/01/27	7,099	7,247,584
General Motors Financial Co., Inc.
2.35%, 02/26/27	7,053	6,969,238
2.70%, 08/20/27	6,984	6,849,283
4.35%, 01/17/27	8,956	8,950,505
5.00%, 04/09/27	8,679	8,705,516
5.00%, 07/15/27(a)	3,813	3,831,243
5.35%, 07/15/27(a)	8,096	8,157,935
5.40%, 05/08/27(a)	9,095	9,152,005
Honda Motor Co. Ltd., 2.53%, 03/10/27(a)	6,947	6,867,570
PACCAR Financial Corp.
2.00%, 02/04/27	1,901	1,879,487
4.25%, 06/23/27(a)	2,534	2,533,226
4.45%, 08/06/27(a)	5,082	5,091,985
5.00%, 05/13/27(a)	3,637	3,656,271
Toyota Motor Corp., 4.19%, 06/30/27(a)	3,677	3,672,760
Toyota Motor Credit Corp.
1.15%, 08/13/27	4,073	3,945,013
1.90%, 01/13/27(a)	5,190	5,134,921
3.05%, 03/22/27	9,920	9,842,462
3.20%, 01/11/27(a)	5,059	5,035,618
4.35%, 10/08/27(a)	9,545	9,541,423
4.50%, 05/14/27(a)	7,121	7,131,569
4.55%, 09/20/27	7,293	7,306,508
4.60%, 01/08/27(a)	4,693	4,698,431
5.45%, 11/10/27	5,055	5,119,208
Series B, 5.00%, 03/19/27	6,455	6,482,142
		242,885,456
Auto Parts & Equipment — 0.3%
BorgWarner, Inc., 2.65%, 07/01/27(a)	7,777	7,653,787
Lear Corp., 3.80%, 09/15/27	3,994	3,952,844
		11,606,631
Banks — 15.7%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	5,498	5,467,620
4.75%, 01/18/27(a)	8,637	8,654,961
4.90%, 07/16/27	5,407	5,432,478
Banco Santander SA
4.25%, 04/11/27(a)	7,406	7,397,276
5.29%, 08/18/27	12,757	12,841,964
Bank of America Corp.
3.25%, 10/21/27	17,921	17,689,666
Series L, 4.18%, 11/25/27(a)	14,808	14,732,688
Bank of Montreal
2.65%, 03/08/27(a)	9,629	9,532,783
5.37%, 06/04/27(a)	5,657	5,702,327
Series H, 4.70%, 09/14/27	7,132	7,149,183
Bank of New York Mellon(The)
2.05%, 01/26/27(a)	5,917	5,855,980
3.25%, 05/16/27(a)	5,187	5,156,340
Bank of Nova Scotia(The)
1.95%, 02/02/27(a)	5,423	5,361,068
2.95%, 03/11/27	5,047	5,005,681
5.40%, 06/04/27(a)	6,164	6,217,007
Canadian Imperial Bank of Commerce/New York
3.45%, 04/07/27(a)	7,114	7,071,079
5.24%, 06/28/27(a)	9,755	9,830,421

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank N.A., 4.58%, 05/29/27	$16,252	$16,290,647
Citigroup, Inc., 4.45%, 09/29/27	27,773	27,702,316
Cooperative Rebobank UA/New York
4.37%, 05/27/27	3,933	3,934,023
5.04%, 03/05/27	4,565	4,584,338
Deutsche Bank AG/New York, 5.37%, 09/09/27(a)	2,723	2,750,964
Fifth Third Bancorp, 2.55%, 05/05/27(a)	5,204	5,134,661
Fifth Third Bank N.A., 2.25%, 02/01/27(a)	4,182	4,140,842
Goldman Sachs Group, Inc.(The)
3.85%, 01/26/27	21,575	21,530,685
5.95%, 01/15/27(a)	5,815	5,851,341
HSBC USA, Inc., 5.29%, 03/04/27(a)	7,198	7,235,164
ING Groep NV, 3.95%, 03/29/27	10,665	10,635,577
JPMorgan Chase & Co.
3.63%, 12/01/27	8,075	7,980,885
4.25%, 10/01/27	10,832	10,809,594
8.00%, 04/29/27(a)	3,787	3,888,105
Keybank National Association
4.39%, 12/14/27(a)	2,218	2,211,548
5.85%, 11/15/27	6,989	7,085,500
KeyCorp, 2.25%, 04/06/27	5,897	5,805,924
Lloyds Banking Group PLC, 3.75%, 01/11/27	9,061	9,039,248
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	3,586	3,545,493
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27(a)	7,293	7,218,582
3.68%, 02/22/27(a)	6,998	6,972,982
Mizuho Financial Group, Inc.
3.17%, 09/11/27	7,687	7,577,406
3.66%, 02/28/27	3,572	3,557,192
Morgan Stanley
3.63%, 01/20/27(a)	21,334	21,271,313
3.95%, 04/23/27	14,935	14,870,260
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	8,866	8,837,937
4.50%, 10/26/27	7,168	7,174,089
5.09%, 06/11/27	6,451	6,492,915
Northern Trust Corp., 4.00%, 05/10/27(a)	7,231	7,215,385
PNC Bank N.A., 3.10%, 10/25/27	7,198	7,084,612
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/27	5,413	5,365,154
Royal Bank of Canada
2.05%, 01/21/27(a)	3,483	3,447,464
3.63%, 05/04/27(a)	8,731	8,689,019
4.24%, 08/03/27	9,015	9,008,766
4.88%, 01/19/27	8,642	8,665,845
6.00%, 11/01/27	9,813	9,996,846
Santander Holdings USA, Inc., 4.40%, 07/13/27	7,566	7,558,694
Standard Chartered Bank/New York, 4.85%, 12/03/27	3,603	3,620,872
State Street Corp.
4.33%, 10/22/27	8,297	8,290,347
4.99%, 03/18/27	7,422	7,444,848
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27(a)	3,730	3,693,455
3.35%, 10/18/27(a)	5,220	5,145,959
3.36%, 07/12/27(a)	12,474	12,354,313
3.45%, 01/11/27(a)	8,937	8,903,615
Synchrony Bank, 5.63%, 08/23/27	4,364	4,405,247
Toronto-Dominion Bank(The)
1.95%, 01/12/27(a)	5,411	5,357,447
Security	Par (000)	Value
Banks (continued)
2.80%, 03/10/27(a)	$8,057	$7,985,008
4.11%, 06/08/27	11,228	11,201,398
4.98%, 04/05/27	6,700	6,726,500
Toronto-Dominion Bank (The), 4.69%, 09/15/27	10,865	10,883,220
Truist Financial Corp., 1.13%, 08/03/27	5,538	5,366,535
U.S. Bancorp, Series X, 3.15%, 04/27/27(a)	9,417	9,342,272
UBS AG/Stamford CT, 5.00%, 07/09/27(a)	4,015	4,038,669
Wells Fargo & Co., 4.30%, 07/22/27	18,263	18,230,682
Westpac Banking Corp.
3.35%, 03/08/27(a)	6,968	6,928,545
4.04%, 08/26/27	7,071	7,045,817
5.46%, 11/18/27	8,769	8,886,407
		606,110,994
Beverages — 1.7%
Coca-Cola Co.(The)
1.45%, 06/01/27(a)	10,784	10,539,923
2.90%, 05/25/27(a)	3,528	3,489,667
3.38%, 03/25/27	7,018	6,981,286
Constellation Brands, Inc.
3.50%, 05/09/27	3,752	3,724,291
4.35%, 05/09/27	4,548	4,542,519
Diageo Capital PLC, 5.30%, 10/24/27	5,345	5,397,860
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27(a)	3,535	3,503,168
5.10%, 03/15/27	5,922	5,941,446
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/27(a)	3,734	3,738,888
PepsiCo, Inc.
2.63%, 03/19/27	3,551	3,516,159
3.00%, 10/15/27(a)	10,836	10,671,661
4.40%, 02/07/27(a)	3,526	3,528,699
		65,575,567
Biotechnology — 1.2%
Amgen, Inc.
2.20%, 02/21/27	12,263	12,116,444
3.20%, 11/02/27	7,234	7,118,210
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27(a)	3,026	3,002,004
Gilead Sciences, Inc.
1.20%, 10/01/27	5,506	5,307,000
2.95%, 03/01/27	9,069	8,995,845
Illumina, Inc., 5.75%, 12/13/27	3,812	3,863,822
Royalty Pharma PLC, 1.75%, 09/02/27(a)	7,063	6,851,756
		47,255,081
Building Materials — 0.8%
Amrize Finance U.S. LLC, 4.60%, 04/07/27(a)	4,721	4,725,107
Carlisle Companies, Inc., 3.75%, 12/01/27(a)	4,238	4,188,666
Carrier Global Corp., 2.49%, 02/15/27	6,309	6,245,703
Lennox International, Inc., 1.70%, 08/01/27(a)	2,542	2,471,820
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	2,555	2,532,353
3.50%, 12/15/27	3,370	3,317,952
Masco Corp., 3.50%, 11/15/27(a)	2,009	1,981,068
Owens Corning, 5.50%, 06/15/27	3,598	3,624,656
Vulcan Materials Co., 3.90%, 04/01/27(a)	2,785	2,774,734
		31,862,059
Chemicals — 1.1%
Air Products and Chemicals, Inc., 1.85%, 05/15/27(a)	4,614	4,528,051
Ecolab, Inc.
1.65%, 02/01/27	3,915	3,865,525

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.25%, 12/01/27	$3,647	$3,593,055
LYB International Finance II BV, 3.50%, 03/02/27(a)	4,434	4,405,300
Mosaic Co. (The), 4.05%, 11/15/27	4,797	4,758,731
Nutrien Ltd.
4.50%, 03/12/27(a)	2,848	2,848,503
5.20%, 06/21/27(a)	2,989	3,007,428
RPM International, Inc., 3.75%, 03/15/27	3,126	3,107,749
Sherwin-Williams Co. (The), 3.45%, 06/01/27(a)	10,850	10,765,083
		40,879,425
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27(a)	7,131	7,096,602
Equifax, Inc., 5.10%, 12/15/27(a)	5,312	5,342,970
Global Payments, Inc.
2.15%, 01/15/27	5,152	5,098,169
4.95%, 08/15/27(a)	3,716	3,726,864
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	2,690	2,620,052
PayPal Holdings, Inc., 3.90%, 06/01/27	3,603	3,584,577
Quanta Services, Inc., 4.75%, 08/09/27	4,005	4,012,493
S&P Global, Inc.
2.45%, 03/01/27	8,635	8,543,238
2.95%, 01/22/27(a)	3,712	3,688,852
		43,713,817
Computers — 3.4%
Accenture Capital, Inc., 3.90%, 10/04/27(a)	7,654	7,610,293
Apple, Inc.
2.90%, 09/12/27(a)	14,038	13,829,752
3.00%, 06/20/27	7,871	7,791,079
3.00%, 11/13/27(a)	10,668	10,506,815
3.20%, 05/11/27(a)	14,346	14,241,862
3.35%, 02/09/27	16,389	16,321,931
Dell International LLC/EMC Corp., 6.10%, 07/15/27	3,437	3,477,407
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	6,412	6,371,362
4.40%, 09/25/27(a)	9,027	9,002,056
HP, Inc., 3.00%, 06/17/27(a)	7,334	7,247,522
IBM International Capital Pte. Ltd., 4.60%, 02/05/27(a)	3,706	3,709,459
International Business Machines Corp.
1.70%, 05/15/27(a)	9,192	9,003,946
2.20%, 02/09/27(a)	4,723	4,671,749
3.30%, 01/27/27(a)	3,671	3,652,992
4.15%, 07/27/27(a)	5,681	5,671,554
6.22%, 08/01/27(a)	3,418	3,477,503
NetApp, Inc., 2.38%, 06/22/27(a)	3,821	3,750,364
		130,337,646
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co., 3.10%, 08/15/27	3,983	3,935,300
Estee Lauder Companies, Inc. (The), 3.15%, 03/15/27(a)	3,353	3,325,038
Haleon U.S. Capital LLC, 3.38%, 03/24/27	13,910	13,810,379
Procter & Gamble Co.(The)
1.90%, 02/01/27(a)	7,166	7,085,932
2.80%, 03/25/27	3,886	3,851,637
2.85%, 08/11/27	5,097	5,025,266
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.90%, 05/05/27	$6,969	$6,899,655
4.25%, 08/12/27(a)	5,238	5,235,569
		49,168,776
Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	7,612	7,550,779
4.63%, 10/15/27	4,337	4,334,336
6.10%, 01/15/27	6,464	6,504,355
6.45%, 04/15/27	10,772	10,901,084
Ally Financial, Inc.
4.75%, 06/09/27	5,376	5,384,696
7.10%, 11/15/27	5,201	5,339,129
American Express Co.
2.55%, 03/04/27(a)	12,797	12,665,810
3.30%, 05/03/27	12,312	12,217,206
5.85%, 11/05/27	10,765	10,935,365
American Express Credit Corp., 3.30%, 05/03/27(a)	2,533	2,514,759
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	2,074	2,004,058
Capital One Financial Corp.
3.65%, 05/11/27(a)	7,479	7,438,101
3.75%, 03/09/27(a)	9,743	9,706,076
4.10%, 02/09/27	6,921	6,909,641
Cboe Global Markets, Inc., 3.65%, 01/12/27(a)	4,636	4,619,737
Charles Schwab Corp.(The)
2.45%, 03/03/27(a)	10,777	10,660,183
3.20%, 03/02/27(a)	4,539	4,510,021
3.30%, 04/01/27(a)	5,364	5,329,691
Eaton Vance Corp., 3.50%, 04/06/27(a)	2,382	2,367,636
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	3,734	3,679,005
4.00%, 09/15/27(a)	10,762	10,710,281
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	5,050	5,054,879
6.45%, 06/08/27(a)	2,702	2,740,674
LPL Holdings, Inc., 5.70%, 05/20/27	3,825	3,847,675
Mastercard, Inc., 3.30%, 03/26/27	7,005	6,962,308
Nomura Holdings, Inc.
2.33%, 01/22/27	8,784	8,698,547
5.39%, 07/06/27	3,673	3,700,802
5.59%, 07/02/27(a)	3,617	3,649,573
ORIX Corp.
3.70%, 07/18/27(a)	3,465	3,440,433
5.00%, 09/13/27(a)	3,449	3,462,058
Radian Group, Inc., 4.88%, 03/15/27(a)	2,932	2,928,925
Sumisho Air Lease Corp.
2.20%, 01/15/27(a)	5,225	5,168,349
3.63%, 04/01/27	3,648	3,621,448
3.63%, 12/01/27	3,452	3,401,207
5.85%, 12/15/27	4,878	4,941,066
Synchrony Financial, 3.95%, 12/01/27(a)	7,191	7,110,377
Visa, Inc.
0.75%, 08/15/27	3,672	3,541,402
1.90%, 04/15/27(a)	10,611	10,443,483
2.75%, 09/15/27	5,542	5,451,535
		234,446,690

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 6.8%
Alabama Power Co., 3.75%, 09/01/27(a)	$3,880	$3,853,179
Ameren Corp., 1.95%, 03/15/27(a)	3,642	3,587,515
American Electric Power Co., Inc.
3.20%, 11/13/27	3,585	3,520,776
5.75%, 11/01/27	3,476	3,521,869
Appalachian Power Co., Series X, 3.30%, 06/01/27(a)	2,334	2,310,315
Arizona Public Service Co., 2.95%, 09/15/27(a)	1,983	1,948,453
Black Hills Corp., 3.15%, 01/15/27(a)	2,580	2,564,806
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	2,148	2,134,376
CMS Energy Corp., 3.45%, 08/15/27(a)	2,530	2,501,218
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	2,465	2,430,474
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	3,315	3,289,424
Consolidated Edison Co. of New York, Inc., Series B, 3.13%, 11/15/27(a)	2,280	2,241,244
Dominion Energy, Inc., Series B, 3.60%, 03/15/27	2,597	2,583,737
DTE Electric Co., 4.25%, 05/14/27(a)	2,362	2,360,544
DTE Energy Co., 4.95%, 07/01/27(a)	9,300	9,336,869
Duke Energy Corp.
3.15%, 08/15/27(a)	5,469	5,395,795
4.85%, 01/05/27(a)	4,129	4,137,910
5.00%, 12/08/27	3,516	3,533,715
Duke Energy Florida LLC, 3.20%, 01/15/27(a)	4,735	4,712,972
Duke Energy Progress LLC, 4.35%, 03/06/27	3,506	3,507,317
Edison International, 5.75%, 06/15/27(a)	4,527	4,554,352
Entergy Louisiana LLC, 3.12%, 09/01/27	2,942	2,899,813
Evergy Kansas Central, Inc., 3.10%, 04/01/27(a)	2,248	2,230,258
Eversource Energy
2.90%, 03/01/27(a)	4,753	4,711,468
4.60%, 07/01/27	4,248	4,251,916
5.00%, 01/01/27	2,388	2,392,895
Exelon Corp., 2.75%, 03/15/27	4,696	4,649,295
FirstEnergy Corp., Series B, 3.90%, 07/15/27	10,635	10,582,213
Florida Power & Light Co., Series A, 3.30%, 05/30/27(a)	2,255	2,237,673
Georgia Power Co.
3.25%, 03/30/27	2,881	2,860,724
5.00%, 02/23/27(a)	3,553	3,565,306
ITC Holdings Corp., 3.35%, 11/15/27	3,331	3,277,854
MidAmerican Energy Co., 3.10%, 05/01/27(a)	3,156	3,128,387
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27(a)	2,643	2,618,158
3.95%, 12/10/27(a)	4,384	4,351,757
4.12%, 09/16/27	3,837	3,822,386
4.80%, 02/05/27(a)	4,210	4,218,583
5.10%, 05/06/27(a)	3,282	3,298,141
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	6,806	6,732,356
3.55%, 05/01/27(a)	11,074	11,002,345
4.63%, 07/15/27	9,149	9,163,055
4.69%, 09/01/27	14,248	14,273,639
NSTAR Electric Co., 3.20%, 05/15/27(a)	4,984	4,939,423
Pacific Gas and Electric Co.
2.10%, 08/01/27	7,054	6,861,483
3.30%, 03/15/27	2,847	2,823,513
3.30%, 12/01/27	7,854	7,706,823
5.45%, 06/15/27(a)	3,454	3,479,380
Security	Par (000)	Value
Electric (continued)
Public Service Electric and Gas Co., 3.00%, 05/15/27(a)	$3,257	$3,226,722
Public Service Enterprise Group, Inc., 5.85%, 11/15/27(a)	4,917	4,993,289
Sempra, 3.25%, 06/15/27	5,124	5,066,441
Southern California Edison Co.
4.88%, 02/01/27	3,638	3,640,042
5.85%, 11/01/27(a)	5,301	5,371,531
Series D, 4.70%, 06/01/27	4,375	4,373,594
Southern Co. (The), 5.11%, 08/01/27	6,119	6,153,931
Union Electric Co., 2.95%, 06/15/27(a)	2,751	2,719,523
Virginia Electric and Power Co.
Series A, 3.50%, 03/15/27(a)	5,446	5,417,263
Series B, 3.75%, 05/15/27(a)	4,592	4,567,626
WEC Energy Group, Inc.
1.38%, 10/15/27(a)	3,262	3,142,769
5.15%, 10/01/27(a)	3,021	3,038,742
Wisconsin Power and Light Co., 3.05%, 10/15/27	2,005	1,970,071
Xcel Energy, Inc., 1.75%, 03/15/27	3,541	3,485,875
		263,273,123
Electronics — 1.0%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27(a)	2,806	2,773,462
Amphenol Corp.
3.80%, 11/15/27(a)	5,663	5,617,900
5.05%, 04/05/27(a)	4,982	5,003,865
Emerson Electric Co., 1.80%, 10/15/27	3,566	3,457,868
Honeywell International, Inc., 1.10%, 03/01/27(a)	7,076	6,948,269
Hubbell, Inc., 3.15%, 08/15/27	2,195	2,165,430
Jabil, Inc., 4.25%, 05/15/27(a)	3,839	3,828,757
Keysight Technologies, Inc., 4.60%, 04/06/27	4,977	4,977,834
Tyco Electronics Group SA, 3.13%, 08/15/27(a)	3,029	2,989,168
		37,762,553
Environmental Control — 0.4%
Republic Services, Inc., 3.38%, 11/15/27	4,618	4,556,880
Waste Management, Inc.
3.15%, 11/15/27	5,318	5,234,110
4.95%, 07/03/27(a)	5,207	5,236,184
		15,027,174
Food — 1.4%
Campbell's Co. (The), 5.20%, 03/19/27(a)	3,530	3,543,710
Conagra Brands, Inc., 1.38%, 11/01/27(a)	7,108	6,815,797
Hormel Foods Corp., 4.80%, 03/30/27	3,573	3,580,129
J M Smucker Co. (The), 3.38%, 12/15/27(a)	3,592	3,535,465
Kellanova, 3.40%, 11/15/27	4,250	4,195,412
Kraft Heinz Foods Co., 3.88%, 05/15/27	2,462	2,449,722
Kroger Co. (The), 3.70%, 08/01/27(a)	4,472	4,439,265
McCormick & Co., Inc./MD, 3.40%, 08/15/27	5,219	5,159,374
Mondelez International, Inc., 2.63%, 03/17/27	5,219	5,161,505
Sysco Corp., 3.25%, 07/15/27(a)	5,477	5,416,166
Tyson Foods, Inc., 3.55%, 06/02/27(a)	9,877	9,807,514
		54,104,059
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	3,391	3,337,915
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	3,700	3,657,486
National Fuel Gas Co., 3.95%, 09/15/27	1,965	1,947,544
NiSource, Inc., 3.49%, 05/15/27	6,937	6,889,561
Southern California Gas Co., 2.95%, 04/15/27	5,310	5,256,533

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southwest Gas Corp., 5.80%, 12/01/27	$2,077	$2,102,597
		19,853,721
Hand & Machine Tools — 0.1%
Snap-on, Inc., 3.25%, 03/01/27(a)	2,325	2,308,570
Health Care - Products — 1.1%
Agilent Technologies, Inc., 4.20%, 09/09/27	4,021	4,006,325
Augusta SpinCo Corp., 4.32%, 09/23/27(a)	4,792	4,775,179
Baxter International, Inc., 1.92%, 02/01/27(a)	5,846	5,763,473
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	12,418	12,569,699
Smith & Nephew PLC, 5.15%, 03/20/27(a)	2,566	2,571,665
Solventum Corp., 5.45%, 02/25/27(a)	2,359	2,368,531
Stryker Corp., 4.55%, 02/10/27(a)	3,898	3,900,810
Thermo Fisher Scientific, Inc., 4.80%, 11/21/27(a)	4,178	4,199,903
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/27(a)	4,169	4,175,147
		44,330,732
Health Care - Services — 2.5%
Cigna Group (The), 3.40%, 03/01/27(a)	9,508	9,453,702
Cigna Group (The), 3.05%, 10/15/27(a)	3,749	3,687,686
CommonSpirit Health, 6.07%, 11/01/27	3,654	3,711,952
Elevance Health, Inc., 3.65%, 12/01/27(a)	11,583	11,451,173
HCA, Inc.
3.13%, 03/15/27(a)	7,503	7,440,875
4.50%, 02/15/27	8,859	8,857,884
Humana, Inc.
1.35%, 02/03/27	4,055	3,993,655
3.95%, 03/15/27	3,559	3,545,868
ICON Investments Six DAC, 5.81%, 05/08/27	5,413	5,451,987
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,867	3,827,477
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	4,358	4,313,977
Quest Diagnostics, Inc., 4.60%, 12/15/27	2,856	2,857,229
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	3,611	3,590,725
UnitedHealth Group, Inc.
3.70%, 05/15/27	4,071	4,052,535
2.95%, 10/15/27	6,845	6,729,285
3.38%, 04/15/27(a)	4,498	4,468,471
3.45%, 01/15/27(a)	5,380	5,359,767
4.60%, 04/15/27	4,032	4,037,999
		96,832,247
Holding Companies - Diversified — 1.5%
Ares Capital Corp.
2.88%, 06/15/27(a)	3,727	3,670,008
7.00%, 01/15/27	6,466	6,524,765
Blackstone Private Credit Fund
3.25%, 03/15/27	7,014	6,934,602
4.95%, 09/26/27	2,963	2,954,644
Blackstone Secured Lending Fund
2.13%, 02/15/27(a)	4,437	4,367,905
5.88%, 11/15/27(a)	2,937	2,958,798
Blue Owl Capital Corp.
2.63%, 01/15/27	3,565	3,525,217
3.13%, 04/13/27(a)	2,301	2,266,382
Blue Owl Credit Income Corp.
4.70%, 02/08/27(a)	3,532	3,516,015
7.75%, 09/16/27	4,602	4,696,081
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	2,116	2,089,553
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Goldman Sachs BDC, Inc., 6.38%, 03/11/27(a)	$2,822	$2,849,628
Golub Capital BDC, Inc., 2.05%, 02/15/27(a)	2,474	2,431,197
Main Street Capital Corp., 6.50%, 06/04/27(a)	3,095	3,124,878
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	2,562	2,554,808
New Mountain Finance Corp., 6.20%, 10/15/27(a)	2,194	2,199,703
Oaktree Specialty Lending Corp., 2.70%, 01/15/27(a)	2,342	2,311,868
		58,976,052
Home Builders — 0.4%
DR Horton, Inc., 1.40%, 10/15/27(a)	3,461	3,335,126
Lennar Corp.
4.75%, 11/29/27	5,143	5,147,617
5.00%, 06/15/27	2,563	2,567,976
Meritage Homes Corp., 5.13%, 06/06/27(a)	2,350	2,348,242
Toll Brothers Finance Corp., 4.88%, 03/15/27(a)	3,311	3,314,344
		16,713,305
Home Furnishings — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/27(a)	3,677	3,605,697
Household Products & Wares — 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/27	3,580	3,536,039
Clorox Co. (The), 3.10%, 10/01/27(a)	2,886	2,837,208
Kimberly-Clark Corp., 1.05%, 09/15/27	4,119	3,978,900
		10,352,147
Insurance — 2.0%
American National Group, Inc., 5.00%, 06/15/27	3,897	3,903,418
Aon Corp., 8.21%, 01/01/27(a)	3,872	3,925,209
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27(a)	4,538	4,480,922
Aon North America, Inc., 5.13%, 03/01/27(a)	4,073	4,086,622
Arthur J Gallagher & Co., 4.60%, 12/15/27	5,179	5,179,757
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	2,462	2,437,948
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27(a)	5,567	5,501,469
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	5,449	5,394,636
CNA Financial Corp., 3.45%, 08/15/27	3,947	3,904,274
Corebridge Financial, Inc., 3.65%, 04/05/27(a)	9,160	9,104,737
Jackson Financial, Inc., 5.17%, 06/08/27(a)	3,087	3,101,688
Manulife Financial Corp., 2.48%, 05/19/27(a)	3,613	3,559,406
Markel Group, Inc., 3.50%, 11/01/27	2,378	2,342,956
Marsh & McLennan Companies, Inc., 4.55%, 11/08/27(a)	6,851	6,849,883
Progressive Corp.(The)
2.45%, 01/15/27(a)	3,624	3,594,163
2.50%, 03/15/27(a)	3,537	3,498,384
RenaissanceRe Finance, Inc., 3.45%, 07/01/27(a)	2,100	2,081,305
Willis North America, Inc., 4.65%, 06/15/27	5,449	5,452,430
		78,399,207
Internet — 3.3%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	18,312	18,049,394
Alphabet, Inc., 0.80%, 08/15/27(a)	7,099	6,859,568
Amazon.com, Inc.
1.20%, 06/03/27	8,867	8,645,290
3.15%, 08/22/27	25,193	24,906,858
3.30%, 04/13/27	14,280	14,185,726
4.55%, 12/01/27	14,367	14,398,893
Baidu, Inc.
1.63%, 02/23/27(a)	1,965	1,933,197
3.63%, 07/06/27(a)	4,251	4,214,787

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
eBay, Inc.
3.60%, 06/05/27	$6,376	$6,320,097
5.95%, 11/22/27	2,198	2,231,324
Expedia Group, Inc., 4.63%, 08/01/27	5,410	5,410,215
Meta Platforms, Inc., 3.50%, 08/15/27	19,234	19,078,023
		126,233,372
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	8,666	8,860,045
Nucor Corp., 4.30%, 05/23/27(a)	3,267	3,265,607
Steel Dynamics, Inc., 1.65%, 10/15/27(a)	2,370	2,290,296
		14,415,948
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27(a)	2,276	2,347,578
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27(a)	4,319	4,336,715
Las Vegas Sands Corp., 5.90%, 06/01/27	5,262	5,305,702
Marriott International, Inc./MD
4.20%, 07/15/27	2,504	2,497,413
5.00%, 10/15/27	7,262	7,295,876
Sands China Ltd., 2.30%, 03/08/27	4,760	4,684,972
		24,120,678
Machinery — 2.6%
AGCO Corp., 5.45%, 03/21/27	3,035	3,045,605
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	5,357	5,170,310
1.70%, 01/08/27(a)	3,427	3,390,594
3.60%, 08/12/27	5,216	5,180,194
4.40%, 10/15/27(a)	4,707	4,708,331
4.50%, 01/07/27(a)	3,221	3,224,065
4.50%, 01/08/27(a)	3,535	3,538,748
4.60%, 11/15/27(a)	6,693	6,710,474
5.00%, 05/14/27(a)	6,688	6,727,081
CNH Industrial Capital LLC, 4.50%, 10/08/27	3,445	3,441,920
CNH Industrial NV, 3.85%, 11/15/27	3,606	3,566,709
Ingersoll Rand, Inc., 5.20%, 06/15/27	5,075	5,102,698
John Deere Capital Corp.
1.70%, 01/11/27(a)	3,520	3,480,995
1.75%, 03/09/27(a)	3,739	3,685,289
2.35%, 03/08/27(a)	3,685	3,643,476
2.80%, 09/08/27	3,829	3,765,912
4.15%, 09/15/27	6,376	6,363,839
4.20%, 07/15/27(a)	5,779	5,779,202
4.50%, 01/08/27(a)	8,148	8,157,506
4.85%, 03/05/27(a)	4,313	4,327,046
4.90%, 06/11/27(a)	5,128	5,154,646
Otis Worldwide Corp., 2.29%, 04/05/27(a)	3,427	3,378,846
		101,543,486
Manufacturing — 0.7%
3M Co., 2.88%, 10/15/27(a)	5,871	5,760,195
Eaton Corp., 3.10%, 09/15/27	4,914	4,845,733
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	4,854	4,824,511
4.25%, 09/15/27	8,520	8,499,567
Textron, Inc., 3.65%, 03/15/27(a)	2,324	2,311,165
		26,241,171
Media — 0.4%
Comcast Corp.
2.35%, 01/15/27	10	9,909
3.30%, 04/01/27(a)	226	224,378
Security	Par (000)	Value
Media (continued)
FactSet Research Systems, Inc., 2.90%, 03/01/27	$3,553	$3,514,646
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	7,195	7,117,331
Walt Disney Co. (The), 3.70%, 03/23/27(a)	3,835	3,820,800
		14,687,064
Mining — 0.2%
Freeport-McMoRan, Inc., 5.00%, 09/01/27(a)	3,057	3,058,162
Rio Tinto Finance USA PLC, 4.38%, 03/12/27(a)	3,546	3,546,693
		6,604,855
Oil & Gas — 2.7%
BP Capital Markets America, Inc.
3.02%, 01/16/27(a)	5,958	5,926,893
3.54%, 04/06/27	3,621	3,601,914
3.59%, 04/14/27(a)	4,311	4,290,734
5.02%, 11/17/27(a)	8,184	8,242,062
BP Capital Markets PLC, 3.28%, 09/19/27	10,821	10,694,635
Canadian Natural Resources Ltd., 3.85%, 06/01/27(a)	9,151	9,096,667
Chevron Corp., 2.00%, 05/11/27(a)	7,714	7,584,148
Chevron USA, Inc.
1.02%, 08/12/27	5,522	5,344,380
3.95%, 08/13/27(a)	3,693	3,682,680
4.41%, 02/26/27	5,119	5,123,840
Devon Energy Corp., 5.25%, 10/15/27	2,655	2,655,468
Diamondback Energy, Inc., 5.20%, 04/18/27	6,241	6,267,919
Eni USA, Inc., 7.30%, 11/15/27(a)	2,744	2,832,728
EQT Corp., 3.90%, 10/01/27	3,801	3,764,394
Exxon Mobil Corp., 3.29%, 03/19/27(a)	6,892	6,853,711
Helmerich & Payne, Inc., 4.65%, 12/01/27	2,455	2,451,974
Hess Corp., 4.30%, 04/01/27(a)	7,032	7,026,388
Phillips 66 Co., 4.95%, 12/01/27(a)	5,405	5,429,873
Valero Energy Corp., 2.15%, 09/15/27	4,095	3,987,715
		104,858,123
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27(a)	9,492	9,348,020
Packaging & Containers — 0.2%
Berry Global, Inc., 1.65%, 01/15/27	2,689	2,654,378
Packaging Corp. of America, 3.40%, 12/15/27(a)	3,603	3,545,640
Sonoco Products Co., 2.25%, 02/01/27(a)	2,096	2,071,639
		8,271,657
Pharmaceuticals — 5.1%
AbbVie, Inc., 4.80%, 03/15/27	16,249	16,291,434
Astrazeneca Finance LLC, 4.80%, 02/26/27	8,751	8,774,514
AstraZeneca PLC, 3.13%, 06/12/27	5,089	5,040,846
Becton Dickinson & Co., 3.70%, 06/06/27(a)	12,378	12,304,521
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	6,938	6,666,110
3.25%, 02/27/27	3,618	3,596,852
3.45%, 11/15/27(a)	3,651	3,609,142
Cardinal Health, Inc., 3.41%, 06/15/27	9,037	8,955,135
Cencora, Inc.
3.45%, 12/15/27(a)	5,167	5,090,957
4.63%, 12/15/27(a)	3,537	3,540,171
CVS Health Corp.
1.30%, 08/21/27(a)	16,168	15,634,364
3.63%, 04/01/27(a)	5,399	5,367,991
6.25%, 06/01/27	2,897	2,936,781
Eli Lilly & Co.
3.10%, 05/15/27(a)	3,388	3,357,285

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 08/14/27	$5,192	$5,185,770
4.50%, 02/09/27	6,833	6,840,323
5.50%, 03/15/27	2,525	2,543,751
GlaxoSmithKline Capital PLC, 4.32%, 03/12/27(a)	2,908	2,907,332
Johnson & Johnson
0.95%, 09/01/27(a)	10,414	10,067,192
2.95%, 03/03/27	7,321	7,269,361
4.50%, 03/01/27(a)	5,602	5,612,472
Merck & Co., Inc.
1.70%, 06/10/27(a)	10,873	10,642,891
3.85%, 09/15/27(a)	5,541	5,513,660
Novartis Capital Corp.
2.00%, 02/14/27(a)	8,974	8,869,583
3.10%, 05/17/27(a)	7,579	7,513,928
Pfizer, Inc., 3.88%, 11/15/27(a)	7,207	7,164,314
Sanofi SA, 3.75%, 11/03/27	3,498	3,473,793
Viatris, Inc., 2.30%, 06/22/27(a)	5,464	5,340,066
Zoetis, Inc., 3.00%, 09/12/27(a)	5,367	5,284,644
		195,395,183
Pipelines — 3.0%
Boardwalk Pipelines LP, 4.45%, 07/15/27	3,659	3,656,333
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(a)	8,767	8,782,981
DCP Midstream Operating LP, 5.63%, 07/15/27	3,628	3,655,003
Enbridge, Inc.
3.70%, 07/15/27	5,280	5,245,199
5.25%, 04/05/27(a)	5,763	5,793,012
Energy Transfer LP
4.00%, 10/01/27	5,350	5,313,544
4.20%, 04/15/27	4,415	4,407,203
4.40%, 03/15/27(a)	4,993	4,992,418
5.50%, 06/01/27	6,942	6,982,728
Enterprise Products Operating LLC
3.95%, 02/15/27(a)	4,091	4,081,125
4.60%, 01/11/27	6,810	6,816,399
MPLX LP
4.13%, 03/01/27(a)	8,637	8,618,490
4.25%, 12/01/27(a)	5,396	5,370,048
Northwest Pipeline LLC, 4.00%, 04/01/27(a)	3,637	3,626,401
ONEOK, Inc.
4.00%, 07/13/27	4,093	4,076,415
4.25%, 09/24/27	8,847	8,815,425
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27	4,923	4,931,096
Targa Resources Corp., 5.20%, 07/01/27	5,273	5,301,992
TC PipeLines LP, 3.90%, 05/25/27(a)	4,122	4,102,192
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	1,978	2,007,636
Williams Companies, Inc. (The), 3.75%, 06/15/27(a)	10,386	10,330,075
		116,905,715
Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27(a)	2,719	2,709,637
American Tower Corp.
2.75%, 01/15/27(a)	5,446	5,404,302
3.13%, 01/15/27(a)	2,987	2,968,858
3.55%, 07/15/27	5,171	5,130,523
3.65%, 03/15/27(a)	5,102	5,077,345
AvalonBay Communities, Inc., 3.35%, 05/15/27(a)	3,556	3,529,210
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Boston Properties LP, 6.75%, 12/01/27	$5,002	$5,127,832
Brixmor Operating Partnership LP, 3.90%, 03/15/27	3,539	3,524,505
Crown Castle, Inc.
2.90%, 03/15/27	5,678	5,621,983
3.65%, 09/01/27(a)	7,110	7,039,364
4.00%, 03/01/27(a)	3,845	3,832,192
Digital Realty Trust LP, 3.70%, 08/15/27	7,014	6,956,565
DOC DR LLC, 4.30%, 03/15/27	3,109	3,104,018
EPR Properties, 4.50%, 06/01/27	3,066	3,057,603
Equinix, Inc., 1.80%, 07/15/27(a)	3,865	3,768,568
ERP Operating LP, 3.25%, 08/01/27	3,185	3,148,126
Essex Portfolio LP, 3.63%, 05/01/27(a)	2,529	2,515,057
Extra Space Storage LP, 3.88%, 12/15/27	3,089	3,057,142
Federal Realty OP LP, 3.25%, 07/15/27(a)	3,401	3,361,821
Healthcare Realty Holdings LP, 3.75%, 07/01/27(a)	3,751	3,726,694
Healthpeak OP LLC, 1.35%, 02/01/27(a)	3,337	3,283,465
Kimco Realty OP LLC, 3.80%, 04/01/27(a)	3,356	3,343,606
Mid-America Apartments LP, 3.60%, 06/01/27(a)	4,118	4,095,093
NNN REIT, Inc., 3.50%, 10/15/27	2,921	2,884,544
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	4,964	4,953,466
Prologis LP
2.13%, 04/15/27(a)	3,973	3,913,010
3.38%, 12/15/27	3,027	2,986,342
Public Storage Operating Co., 3.09%, 09/15/27	3,493	3,444,563
Realty Income Corp.
3.00%, 01/15/27	4,436	4,409,211
3.95%, 08/15/27	4,250	4,230,619
Regency Centers LP, 3.60%, 02/01/27(a)	3,568	3,554,590
SBA Communications Corp., 3.88%, 02/15/27	85	84,498
Simon Property Group LP
1.38%, 01/15/27(a)	3,819	3,767,851
3.38%, 06/15/27(a)	5,829	5,781,996
3.38%, 12/01/27	5,260	5,183,009
Tanger Properties LP, 3.88%, 07/15/27(a)	2,161	2,148,343
UDR, Inc., 3.50%, 07/01/27	2,132	2,114,053
Ventas Realty LP, 3.85%, 04/01/27	2,801	2,789,167
Welltower OP LLC, 2.70%, 02/15/27	3,978	3,943,998
Weyerhaeuser Co., 6.95%, 10/01/27	1,953	2,001,614
		151,574,383
Retail — 3.1%
AutoNation, Inc., 3.80%, 11/15/27(a)	2,058	2,032,666
AutoZone, Inc., 3.75%, 06/01/27(a)	4,403	4,377,407
Costco Wholesale Corp.
1.38%, 06/20/27	8,992	8,774,372
3.00%, 05/18/27	7,275	7,208,548
Darden Restaurants, Inc.
3.85%, 05/01/27(a)	3,871	3,851,571
4.35%, 10/15/27(a)	3,066	3,054,645
Home Depot, Inc.(The)
2.50%, 04/15/27(a)	5,659	5,588,596
2.80%, 09/14/27(a)	6,961	6,847,239
2.88%, 04/15/27	5,752	5,699,355
4.88%, 06/25/27(a)	7,390	7,429,275
Lowe's Companies, Inc.
3.10%, 05/03/27	10,861	10,762,148
3.35%, 04/01/27	5,956	5,916,683
Lowe's Cos, Inc., 3.95%, 10/15/27(a)	4,366	4,337,448
McDonald's Corp.
3.50%, 03/01/27	5,990	5,962,629

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.50%, 07/01/27(a)	$7,164	$7,112,838
O'Reilly Automotive, Inc., 3.60%, 09/01/27(a)	5,391	5,339,584
Starbucks Corp.
2.00%, 03/12/27	3,894	3,837,037
4.85%, 02/08/27	7,237	7,250,067
Target Corp., 1.95%, 01/15/27(a)	7,141	7,072,003
Walmart, Inc.
4.10%, 04/28/27	6,118	6,112,373
5.88%, 04/05/27(a)	2,667	2,697,339
		121,263,823
Semiconductors — 1.9%
Analog Devices, Inc., 3.45%, 06/15/27	3,253	3,230,544
Applied Materials, Inc., 3.30%, 04/01/27(a)	8,656	8,596,735
Intel Corp.
3.15%, 05/11/27(a)	7,232	7,165,880
3.75%, 03/25/27	7,350	7,313,448
3.75%, 08/05/27	9,083	9,012,193
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27(a)	3,341	3,307,684
4.40%, 06/01/27	3,586	3,581,688
QUALCOMM, Inc., 3.25%, 05/20/27(a)	14,335	14,220,020
Texas Instruments, Inc.
2.90%, 11/03/27(a)	3,600	3,539,081
4.60%, 02/08/27	4,604	4,610,788
TSMC Arizona Corp., 3.88%, 04/22/27(a)	6,947	6,914,158
		71,492,219
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	4,493	4,421,548
Software — 3.1%
Adobe, Inc.
2.15%, 02/01/27	6,118	6,055,296
4.85%, 04/04/27	4,087	4,098,913
Autodesk, Inc., 3.50%, 06/15/27(a)	3,861	3,828,712
Cadence Design Systems, Inc., 4.20%, 09/10/27	3,419	3,405,581
Fiserv, Inc., 2.25%, 06/01/27(a)	7,377	7,242,994
Intuit, Inc., 1.35%, 07/15/27	3,631	3,529,246
Microsoft Corp.
3.30%, 02/06/27(a)	28,874	28,729,369
3.40%, 06/15/27(a)	2,332	2,315,518
Oracle Corp.
2.80%, 04/01/27(a)	16,080	15,872,069
3.25%, 11/15/27	19,860	19,399,756
Roper Technologies, Inc., 1.40%, 09/15/27(a)	5,009	4,837,340
Synopsys, Inc., 4.55%, 04/01/27	7,374	7,375,654
Take-Two Interactive Software, Inc., 3.70%, 04/14/27	4,594	4,568,059
Workday, Inc., 3.50%, 04/01/27	7,138	7,087,311
		118,345,818
Telecommunications — 3.1%
AT&T, Inc.
2.30%, 06/01/27	18,345	18,019,169
3.80%, 02/15/27(a)	5,599	5,578,450
4.25%, 03/01/27	10,332	10,322,066
Cisco Systems, Inc., 4.80%, 02/26/27	14,154	14,190,024
Nokia OYJ, 4.38%, 06/12/27(a)	3,572	3,549,699
Rogers Communications, Inc., 3.20%, 03/15/27(a)	9,100	9,028,177
Telefonica Emisiones SA, 4.10%, 03/08/27	8,769	8,732,028
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27(a)	$4,288	$4,248,734
3.70%, 09/15/27(a)	3,350	3,313,552
T-Mobile USA, Inc., 3.75%, 04/15/27	28,443	28,296,151
Verizon Communications, Inc., 4.13%, 03/16/27(a)	12,511	12,488,973
		117,767,023
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.50%, 09/15/27(a)	3,386	3,347,862
Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	4,011	3,975,504
CSX Corp., 3.25%, 06/01/27(a)	6,859	6,797,099
Norfolk Southern Corp.
3.15%, 06/01/27(a)	2,267	2,243,414
7.80%, 05/15/27(a)	2,411	2,472,868
Ryder System, Inc.
2.85%, 03/01/27(a)	3,156	3,125,446
4.30%, 06/15/27(a)	2,189	2,185,001
5.30%, 03/15/27(a)	2,685	2,694,524
Union Pacific Corp.
2.15%, 02/05/27	3,545	3,506,444
3.00%, 04/15/27(a)	3,521	3,489,589
United Parcel Service, Inc., 3.05%, 11/15/27	6,857	6,745,175
Walmart, Inc., 3.95%, 09/09/27	7,072	7,051,481
		44,286,545
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27	2,320	2,308,959
5.40%, 03/15/27	2,447	2,457,450
		4,766,409
Venture Capital — 0.1%
Hercules Capital, Inc., 3.38%, 01/20/27(a)	2,484	2,464,369
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27	4,051	3,987,595
Essential Utilities, Inc., 4.80%, 08/15/27	3,644	3,651,224
		7,638,819
Total Long-Term Investments — 97.8% (Cost: $3,775,406,035)		3,773,518,927
	Shares
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(b)(c)(d)	241,866,854	241,939,414
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	64,810,000	64,810,000
Total Short-Term Securities — 7.9% (Cost: $306,712,105)		306,749,414
Total Investments — 105.7% (Cost: $4,082,118,140)		4,080,268,341
Liabilities in Excess of Other Assets — (5.7)%		(221,058,107)
Net Assets — 100.0%		$3,859,210,234

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$134,902,365	$107,060,453 (a)	$—	$(19,680)	$(3,724)	$241,939,414	241,866,854	$348,169 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,660,000	32,150,000 (a)	—	—	—	64,810,000	64,810,000	850,046	—
				$(19,680)	$(3,724)	$306,749,414		$1,198,215	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,773,518,927	$—	$3,773,518,927
Short-Term Securities
Money Market Funds	306,749,414	—	—	306,749,414
	$306,749,414	$3,773,518,927	$—	$4,080,268,341

Portfolio Abbreviation
REIT	Real Estate Investment Trust